Unaudited Interim Condensed Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 17,566,844	$ 18,005,603
Cost of sales	(14,327,094)	(15,846,807)
Gross profit	3,239,750	2,158,796
Stock-based compensation	(172,655)
Recovery (Provision for and write off) of withholding tax receivable	32,980	(561,277)
Provision for expected credit loss on trade and other receivables	(184,180)	(870,408)
Provision for obsolete inventories		(3,090,283)
Impairment loss on fixed assets		(1,591,766)
Impairment on goodwill	(30,467)	(1,263,040)
Selling, distribution and administrative expenses	(4,967,290)	(6,683,850)
Operating loss from continuing operations	(2,081,862)	(11,901,828)
Other income, net	312,342	77,665
Foreign exchange losses, net	(49,041)	(584,093)
Finance costs	(81,534)	(578,308)
Loss before income tax from continuing operations	(1,900,095)	(12,986,564)
Provision for income tax benefit (expense)	22,949	(874,431)
Net loss for the period from continuing operations	(1,877,146)	(13,860,995)
Discontinued operations:
Net gain for the period from discontinued operations	38,719	11,562
Net loss for the period	(1,838,427)	(13,849,433)
Less: net profit (loss) attributable to non-controlling interests	9,167	(30,214)
Net loss attributable to equity holders of the Company	$ (1,847,594)	$ (13,819,219)
Loss per share
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.18)	$ (4.35)
Loss per share from continuing operations
Basic loss attributable to the equity holders of the Company (in Dollars per share)	$ (0.19)	$ (4.36)
Weighted average number of shares used in computation:
Basic (in Shares)	9,991,600	3,174,282